UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: May 31, 2020

Item 1. Reports to Stockholders.

Annual Report

May 31, 2020

ClearShares OCIO ETF

Ticker: OCIO

ClearShares Ultra-Short Maturity ETF

Ticker: OPER

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

ClearShares ETFs

ClearShares ETFs

June 15, 2020

Dear Shareholder,

The ClearShares team is pleased to provide you with the annual report for both the ClearShares OCIO ETF (“OCIO”) and the ClearShares Ultra Short Maturity ETF (“OPER”). OCIO launched on June 26, 2017 and OPER launched on July 10, 2018. This report reflects the Funds’ performance for the period of June 1, 2019 through May 31, 2020 (the “current fiscal period”).

OCIO’s performance for the current fiscal period was +6.53% measured in the market price of the Fund and +6.34% measured in the net asset value (“NAV”). By comparison, OCIO’s benchmark, the S&P Target Risk Growth Index, returned +5.99% for the current fiscal period. The Fund’s prior benchmark, the 60% ACWI and 40% Bloomberg Barclay’s U.S. Aggregate, returned +7.62% for the current fiscal period.

OPER’s performance for the current fiscal period was +1.55% measured in the market price of the Fund and +1.56% measured in the NAV. By comparison, OPER’s benchmark, ICE BofA Merrill Lynch 3 Month Treasury Bill, returned +1.84% for the current fiscal period.

OCIO outperformed its benchmark due primarily to a few sector and regional allocations, along with a defensive posture during the extreme volatility due to the initial Covid-19 period in 2020. Performance during the 3rd and 4th quarters of 2019 was driven by continued strong total return in risk assets as well as lower interest rates in developed nations. Core equity sectors performed well as US unemployment levels reached record lows. Fixed income markets performed well as the yield curve began to normalize and investors pursued higher yield in sectors including corporate debt. The on-going trade negotiations with China came to a head with a ‘Phase 1’ agreement which acted to calm the volatility as 2019 came to a close. As the situation with the Covid-19 virus and the overall economy unfolded in early 2020, we utilized active rebalancing to neutralize equity sectors as fiscal and Federal Reserve Bank liquidity programs drove markets higher. We also utilized credit focused exposures, and an intermediate duration within the fixed income holdings. This enhanced performance as the Federal Reserve Open Markets Committee (FOMC) signaled to investors that they would begin buying credit focused ETF’s. Cash holdings, as well as short term corporate exposures assisted as the yield curve began to “steepen” in the second quarter of 2020. During the second quarter of 2020 our equal/conservative weights in the equity sector was a slight drag to overall performance. An underweight to emerging markets and a small energy/oil focused holding were beneficial to our equity allocation in 2020.

Performance for OPER fell under pressure as the Fed lowered rates by 0.25% three times in the second half of 2019 and a further 1.50% as the markets started to react to the Covid-19 pandemic in March. As seen during other periods of significant volatility, there was a “flight to quality” by fixed income investors to the short end of the yield curve which drove US Treasury Bill yields as low as -.40%. This move generally produced

ClearShares ETFs

a temporary spike in performance for the late 3rd and early 4th quarters in portfolios with a high concentration of US Treasury Bill holdings, which has since receded. Despite collateral funding levels for US Treasury securities at the lower end of the Fed Funds target range of 0%-.25%, the fund has continued to generate positive returns for investors with the SEC 30 Day Yield for May closing at 0.47%.

The ClearShares team looks forward to serving your investment needs and we thank you for your continued trust.

Sincerely,

Thomas E Deegan
Chief Executive Officer

The opinions expressed are those of the Portfolio Manager and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

The market price is the Mid-Point between the Bid and Ask price as of the close of exchange. Since the Fund’s Shares typically do not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in Shares, the beginning NAV of the Fund is used to calculate market returns.

Past performance is not indicative of future results. Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Fund and may be only be acquired or redeemed from the Fund in creation units. Brokerage commissions will reduce returns. Additional risks include, but are not limited to, investments in debt securities including high yield and mortgage and asset backed securities, foreign and emerging markets securities, REITs, MLPs, small-and mid-cap securities, and investment in other ETFs. The Fund invests in other investment companies and bears its proportionate share of fees and expenses of other investment companies. Please refer to the prospectus for additional risks of investing in the Fund.

OCIO’s benchmark of S&P Target Risk Growth Index is designed to measure the performance of equity allocations, while seeking to provide limited fixed income exposure to diversify risk. OCIO’s previous benchmark of 60% MSCI ACWI and 40% Bloomberg Barclay’s U.S. Aggregate Bond Index is a benchmark that consists of 60% of the monthly return for the MSCI ACWI index plus 40% of the monthly return for the Bloomberg Barclay’s US Aggregate Bond Index. The benchmark is rebalanced monthly. S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance. It is not possible to invest directly in an index.

OPER’s benchmark of ICE BofA Merrill Lynch U.S. Treasury Bill 0-3 Month Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

The definition of duration in reference to Fixed Income is the measure of the sensitivity of the price of a security to a change in interest rates. Duration is expressed as a number of years.

ClearShares LLC is the investment adviser to ClearShares OCIO ETF and ClearShares Ultra-Short Maturity ETF. The ClearShares OCIO ETF and ClearShares Ultra-Short Maturity ETF are distributed by Quasar Distributors, LLC.

ClearShares OCIO ETF

Performance Summary
(Unaudited)

Average Annual Returns Year Ended May 31, 2020	One Year	Since Inception (a)
ClearShares OCIO ETF - NAV	6.34%	4.09%
ClearShares OCIO ETF - Market	6.53%	4.13%
S&P Target Risk Growth Index	5.99%	4.78%
60% MSCI ACWI; 40% Bloomberg Barclays US Aggregate Bond Index(b)	7.62%	5.33%

This chart illustrates the performance of a hypothetical $10,000 investment made on June 26, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

On May 31, 2020, the Fund changed its benchmark from the 60% MSCI ACWI; 40% Bloomberg Barclays US Aggregate Bond Index to the S&P Target Risk Growth Index. The new benchmark is being provided to enable investors to compare the Fund’s performance to a single calculated index.

ClearShares OCIO ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated September 30, 2019, is 0.68%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(a)	Inception date is June 26, 2017.
(b)

A weighted combination of 60% of the total return from the MSCI All Country World Index with 40% of the total return from the Bloomberg Barclays US Aggregate Bond Index. The MSCI ACWI captures large and mid cap representation across 23 Developed Markets and 24 Emerging Markets countries. The Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investments grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency).

ClearShares Ultra-Short Maturity ETF

Performance Summary
(Unaudited)

Average Annual Returns Year Ended May 31, 2020	One Year	Since Inception (a)
ClearShares Ultra-Short Maturity ETF - NAV	1.56%	1.82%
ClearShares Ultra-Short Maturity ETF - Market	1.55%	1.82%
ICE BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index (b)	1.84%	2.06%

This chart illustrates the performance of a hypothetical $10,000 investment made on July 10, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

ClearShares Ultra-Short Maturity ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated September 30, 2019 is 0.20%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(a)	Inception date is July 10, 2018.
(b)

ICE BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

ClearShares ETFs

Portfolio Allocations
As of May 31, 2020 (Unaudited)

ClearShares OCIO ETF
Security Type	Percentage of Net Assets
Exchange-Traded Funds - Domestic Equity	41.0%
Exchange-Traded Funds - Fixed Income	39.4
Exchange-Traded Funds - Global Equity	19.5
Short-Term Investments	0.2
Investments Purchased with Proceeds from Securities Lending	16.1
Liabilities in Excess of Other Assets	(16.2)
Total	100.0%

ClearShares Ultra-Short Maturity ETF
Security Type	Percentage of Net Assets
Repurchase Agreements	100.0%
Short-Term Investments	0.0(a)
Liabilities in Excess of Other Assets	(0.0)(a)
Total	100.0%

(a)	Less than 0.05%.

ClearShares OCIO ETF

Schedule of Investments
May 31, 2020

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 99.9%
	Domestic Equity — 41.0%
14,334	Energy Select Sector SPDR Fund	$555,586
15,867	iShares Core S&P 500 ETF	4,842,291
12,806	iShares Core S&P Small-Cap ETF	846,989
68,684	iShares Edge MSCI Min Vol USA ETF	4,232,308
24,183	iShares Gold Trust (a)	399,745
14,212	iShares Preferred & Income Securities ETF	499,410
147,804	Schwab 1000 Index ETF (b)	4,410,471
29,324	Schwab US Dividend Equity ETF	1,540,096
102,580	SPDR Portfolio S&P 1500 Composite Stock Market ETF	3,814,950
7,583	SPDR S&P 500 ETF Trust	2,307,658
24,976	Vanguard Growth ETF (b)	4,821,617
6,406	Vanguard Real Estate ETF	496,017
17,362	Vanguard S&P 500 ETF	4,857,019
29,955	Vanguard Total Stock Market ETF (b)	4,604,383
44,772	Vanguard Value ETF (b)	4,539,881
		42,768,421
	Global Equity — 19.5%
75,723	iShares Core MSCI EAFE ETF	4,242,760
80,712	iShares Core MSCI Total International Stock ETF	4,261,594
93,591	Vanguard FTSE All-World ex-US ETF	4,292,083
118,330	Vanguard FTSE Developed Markets ETF	4,457,491
83,978	Vanguard FTSE Emerging Markets ETF	3,137,418
		20,391,346
	Fixed Income — 39.4%
34,289	ClearShares Ultra-Short Maturity ETF (c)	3,432,157
88,518	iShares Core Total USD Bond Market ETF	4,779,087
32,316	iShares Core U.S. Aggregate Bond ETF	3,801,978
20,253	iShares Floating Rate Bond ETF	1,018,321
35,788	iShares GNMA Bond ETF (b)	1,848,808
8,637	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,140,257
24,260	iShares Intermediate Government/Credit Bond ETF (b)	2,844,000
50,814	Schwab U.S. Aggregate Bond ETF	2,845,076
138,436	SPDR Portfolio Aggregate Bond ETF	4,249,985
32,540	Vanguard Intermediate-Term Bond ETF (b)	3,005,394

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF

Schedule of Investments
May 31, 2020 (Continued)

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 99.9% (Continued)
	Fixed Income — 39.4% (Continued)
17,488	Vanguard Intermediate-Term Treasury ETF	$1,234,478
34,103	Vanguard Short-Term Bond ETF (b)	2,830,890
48,024	Vanguard Short-Term Corporate Bond ETF	3,942,290
48,062	Vanguard Total Bond Market ETF (b)	4,225,611
		41,198,332
	TOTAL EXCHANGE-TRADED FUNDS (Cost $99,500,245)	104,358,099

	SHORT-TERM INVESTMENTS — 0.2%
206,481	First American Government Obligations Fund, Class X, 0.09% (d)	206,481
	TOTAL SHORT-TERM INVESTMENTS (Cost $206,481)	206,481

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 16.1%
16,873,325	First American Government Obligations Fund, Class Z, 0.05% (d)	16,873,325
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $16,873,325)	16,873,325
	TOTAL INVESTMENTS — 116.2% (Cost $116,580,051)	121,437,905
	Liabilities in Excess of Other Assets — (16.2)%	(16,906,184)
	NET ASSETS — 100.0%	$104,531,721

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is out on loan as of May 31, 2020. Total value of securities out on loan is $16,557,435 or 15.8% of net assets.
(c)	Affiliated Exchange-Traded Fund. See Note 7 in Notes to Financial Statements.
(d)	Annualized seven-day yield as of May 31, 2020.

The accompanying notes are an integral part of these financial statements.

ClearShares Ultra-Short Maturity ETF

SCHEDULE OF INVESTMENTS
May 31, 2020

Principal Amount	Security Description	Value
	REPURCHASE AGREEMENTS — 100.0%
$20,500,000	Amherst Pierpont Securities LLC — 1.00%, dated 05/22/20, matures 06/19/20, repurchase price $20,515,944 (collateralized by various government and agency obligations: Total Value $14,244,578) (c)	$20,500,000
10,000,000	Mirae Asset Securities (USA), Inc. - 0.15%, dated 05/27/20, matures 06/03/20, repurchase price $10,000,292 (collateralized by various government and agency obligations: Total Value $10,200,387)	10,000,000
24,600,000	Mirae Asset Securities (USA), Inc. - 0.15%, dated 05/29/20, matures 06/01/20, repurchase price $24,600,308 (collateralized by various government and agency obligations: Total Value $25,092,345)	24,600,000
60,000,000	Mirae Asset Securities (USA), Inc. - 0.75%, dated 05/29/20, matures 06/05/20, repurchase price $60,008,750 (collateralized by various government and agency obligations: Total Value $61,208,925)	60,000,000
	TOTAL REPURCHASE AGREEMENTS (Cost $115,100,000)	115,100,000
Shares
	SHORT-TERM INVESTMENTS — 0.0% (a)
	Money Market Funds — 0.0% (a)
17,273	First American Government Obligations Fund, Class X, 0.09% (b)	17,273
	TOTAL SHORT-TERM INVESTMENTS (Cost $17,273)	17,273
	TOTAL INVESTMENTS — 100.0% (Cost $115,117,273)	115,117,273
	Liabilities in Excess of Other Assets — (0.0)% (a)	(8,637)
	NET ASSETS — 100.0%	$115,108,636

Percentages are stated as a percent of net assets.
(a)	Less than 0.05%.
(b)	Annualized seven-day yield as of May 31, 2020.
(c)

The total fair value of the collateral instruments was less than 102% of the repurchase price at market close on 5/31/2020 due to a pricing error by the Tri-Party Custodian’s pricing vendor. Additional collateral was properly called by the Tri-Party Custodian and transferred by the counterparty on the following business day. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Statements of Assets and Liabilities
May 31, 2020

	ClearShares OCIO ETF	ClearShares Ultra-Short Maturity ETF
ASSETS
Investments in Unaffiliated Securities, at Value(a)(b)	$118,005,748	$115,117,273
Investments in Affiliated Securities, at Value(a)	3,432,157	—
Dividends and Interest Receivable	1,395	9,962
Securities Lending Income Receivable	12,500	—
Total Assets	121,451,800	115,127,235

LIABILITIES
Management Fees Payable, Net of Waiver	46,754	18,599
Collateral Received for Securities Loaned (See Note 4)	16,873,325	—
Total Liabilities	16,920,079	18,599

NET ASSETS	$104,531,721	$115,108,636

NET ASSETS CONSIST OF:
Paid-in Capital	$100,201,003	$115,082,875
Total Distributable Earnings (Accumulated Deficit)	4,330,718	25,761
Net Assets	$104,531,721	$115,108,636

Net Asset Value
Net Assets	$104,531,721	$115,108,636
Shares Outstanding (c)	3,950,000	1,150,000
Net Asset Value, Offering and Redemption Price per Share	$26.46	$100.09

(a) Identified Cost:
Investments in Unaffiliated Securities	$113,148,078	$115,117,273
Investments in Affiliated Securities	3,431,973	—
(b) Includes loaned securities with a value of	$16,557,435	$—
(c) No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Statements of Operations
For The Year Ended May 31, 2020

	ClearShares OCIO ETF	ClearShares Ultra-Short Maturity ETF
INVESTMENT INCOME
Dividends from Unaffiliated Investments	$2,656,972	$—
Dividends from Affiliated Investments	85,378	—
Securities Lending Income, Net	125,866	—
Interest	22,554	979,950
Total Investment Income	2,890,770	979,950

EXPENSES
Management Fees	582,643	135,252
Total Expenses Before Waiver	582,643	135,252
Less Management Fees Waived (See Note 3)	(13,777)	—
Net Expenses	568,866	135,252

Net Investment Income (Loss)	2,321,904	844,698

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities	730,037	—
Investments in Affiliated Securities	817	—
Net Change in Unrealized Appreciation (Depreciation) of:
Investments in Unaffiliated Securities	3,419,254	—
Investments in Affiliated Securities	(22,473)	—
Net Realized and Unrealized Gain (Loss) on Investments	4,127,635	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,449,539	$844,698

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Statements of Changes in Net Assets

	ClearShares OCIO ETF
	Year Ended May 31, 2020	Year Ended May 31, 2019
OPERATIONS
Net Investment Income (Loss)	$2,321,904	$2,068,848
Net Realized Gain (Loss) on Investments	730,854	(822,473)
Change in Unrealized Appreciation (Depreciation) of Investments	3,396,781	(2,594,964)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,449,539	(1,348,589)

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(3,210,078)	(2,178,854)
Total Distributions to Shareholders	(3,210,078)	(2,178,854)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	2,801,200	—
Payments for Shares Redeemed	(8,019,400)	(2,652,625)
Capital Contributions (Note 3)	12,090	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	(5,206,110)	(2,652,625)
Net Increase (Decrease) in Net Assets	$(1,966,649)	$(6,180,068)

NET ASSETS
Beginning of Year	$106,498,370	$112,678,438
End of Year	$104,531,721	$106,498,370

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Shares Sold	100,000	—
Shares Redeemed	(300,000)	(100,000)
Net Increase (Decrease)	(200,000)	(100,000)

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Statements OF CHANGES IN NET ASSETS

	ClearShares Ultra-Short Maturity ETF
	Year Ended May 31, 2020	Period Ended May 31, 2019 (a)
OPERATIONS
Net Investment Income (Loss)	$844,698	$509,254
Net Increase (Decrease) in Net Assets Resulting from Operations	844,698	509,254

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(956,180)	(372,011)
Total Distributions to Shareholders	(956,180)	(372,011)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	85,075,465	30,007,410
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	85,075,465	30,007,410
Net Increase (Decrease) in Net Assets	$84,963,983	$30,144,653

NET ASSETS
Beginning of Year/Period	$30,144,653	$—
End of Year/Period	$115,108,636	$30,144,653

(a)	The Fund commenced operations on July 10, 2018. The information presented is for the period from July 10, 2018 to May 31, 2019.
(b)	Summary of capital share transactions is as follows:

	Shares	Shares
Shares Sold	850,000	300,000
Net Increase (Decrease)	850,000	300,000

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Financial Highlights
For a capital share outstanding throughout the year/period

	ClearShares OCIO ETF
	Year Ended May 31, 2020	Year Ended May 31, 2019		Period Ended May 31, 2018 (a)
Net Asset Value, Beginning of Year/Period	$25.66	$26.51		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(b)(c)	0.59	0.49		0.36
Net Realized and Unrealized Gain (Loss) on Investments	1.04	(0.82)		1.38
Total from Investment Operations	1.63	(0.33)		1.74

DISTRIBUTIONS TO SHAREHOLDERS:
From Net Investment Income	(0.83)	(0.31)		(0.23)
From Net Realized Gain	—	(0.21)		—
Total Distributions	(0.83)	(0.52)		(0.23)

CAPITAL SHARES TRANSACTIONS:
Capital Contributions (b)	0.00 (i)	—		—

Net Asset Value, End of Year/Period	$26.46	$25.66		$26.51

Total Return	6.34%	-1.11%		6.95	%(d)

SUPPLEMENTAL DATA:
Net Assets at End of Year/Period (000’s)	$104,532	$106,498		$112,678

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (Before Management Fees Waived) (e)	0.55%	0.57	%(g)	0.75	%(f)
Expenses to Average Net Assets (After Management Fees Waived) (e)	0.54%	0.54	%(g)	0.55	%(f)
Net Investment Income (Loss) to Average Net Assets (Before Management Fees Waived) (c)	2.17%	1.86%		1.27	%(f)
Net Investment Income (Loss) to Average Net Assets (After Management Fees Waived) (c)	2.18%	1.89%		1.47	%(f)

Portfolio Turnover Rate (h)	50%	28%		31	%(d)

(a)	Commencement of operations on June 26, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying companies in which the Fund invests.

(d)	Not annualized.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Annualized.
(g)

Prior to July 16, 2018, ClearShares OCIO ETF paid the Adviser a management fee of 0.75% and contractually waived 0.20% of its management fee for the Fund, resulting in $27,866 waived for the year ended May 31, 2019.

(h)	Excludes impact of in-kind transactions.
(i)	Represents less than $0.005. See Note 3 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	ClearShares Ultra-Short Maturity ETF
	Year Ended May 31, 2020	Period Ended May 31, 2019 (a)
Net Asset Value, Beginning of Year/Period	$100.48	$100.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(b)	1.25	1.87
Net Realized and Unrealized Gain (Loss) on Investments	0.29 (f)	—
Total from Investment Operations	1.54	1.87

DISTRIBUTIONS TO SHAREHOLDERS:
From Net Investment Income	(1.93)	(1.39)
Total Distributions	(1.93)	(1.39)

Net Asset Value, End of Year/Period	$100.09	$100.48

Total Return	1.56%	1.88	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Year/Period (000’s)	$115,109	$30,145

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.20%	0.28	%(d)(g)
Net Investment Income (Loss) to Average Net Assets	1.25%	2.12	%(d)

Portfolio Turnover Rate (e)	0%	0	%(c)

(a)	Commencement of operations on July 10, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.
(f)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the year.

(g)	Prior to April 1, 2019, ClearShares Ultra-Short Maturity ETF paid the Adviser a management fee of 0.30%.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Notes to Financial Statements
May 31, 2020

NOTE 1 – ORGANIZATION

ClearShares OCIO ETF and ClearShares Ultra-Short Maturity ETF (individually each a “Fund” or collectively the “Funds”) are series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commissions (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). ClearShares OCIO ETF is a diversified “fund of funds” that seeks to outperform a traditional 60/40 mix of global equity and fixed-income investments and commenced operations on June 26, 2017. ClearShares Ultra-Short Maturity ETF is a diversified fund that seeks current income and commenced operations on July 10, 2018.

The end of the reporting period for the Funds is May 31, 2020, and the period covered by these Notes to Financial Statements is the fiscal year ended May 31, 2020 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market® Nasdaq Global Select Market® and Nasdaq Capital Market Exchange® (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2020 (Continued)

quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

The Funds price repurchase agreements at cost, which approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2020 (Continued)

are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

ClearShares OCIO ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$104,358,099	$—	$—	$104,358,099
Short-Term Investments	206,481	—	—	206,481
Investments Purchased with Proceeds from Securities Lending	16,873,325	—	—	16,873,325
Total Investments in Securities	$121,437,905	$—	$—	$121,437,905

ClearShares Ultra-Short Maturity ETF
Assets	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$115,100,000	$—	$115,100,000
Short-Term Investments	17,273	—	—	17,273
Total Investments in Securities	$17,273	$115,100,000	$—	$115,117,273

^	See Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2020 (Continued)

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are declared and paid at least on an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to the Fund’s NAV per share.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2020 (Continued)

G.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for redemption in-kind transactions. During the current fiscal period, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
ClearShares OCIO ETF	$(520,080)	$520,080
ClearShares Ultra-Short Maturity ETF	$—	$—

During the current fiscal period, the Funds realized the following net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Gains From In-Kind Redemptions
ClearShares OCIO ETF	$520,080
ClearShares Ultra-Short Maturity ETF	$—

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Funds’ financial statements.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2020 (Continued)

J.

New Accounting Pronouncements and Other Matters. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

ClearShares LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, ClearShares OCIO ETF pays the Adviser 0.55%, and ClearShares Ultra-Short Maturity ETF pays the Adviser 0.20% at an annual rate based on the Funds’ average daily net assets. The Adviser has contractually agreed to waive the proportionate amount of the ClearShares OCIO ETF’s management fee as applied to the net assets of the Fund invested in ClearShares Ultra-Short Maturity ETF, for which the Adviser also serves as investment adviser, at least through September 30, 2020, resulting in $13,777 waived during the current fiscal period. During the current fiscal period, the Adviser reimbursed the ClearShares OCIO ETF for $12,090 in management fees with respect to assets invested in the ClearShares Ultra-Short Maturity ETF for the year ended May 31, 2019. From July 10, 2018 through September 30, 2019, ClearShares OCIO ETF waived its management fee of 0.55% on assets invested in the ClearShares Ultra-Short Maturity

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2020 (Continued)

ETF. Effective September 30, 2019, the Adviser receives a management fee of 0.35% from assets of ClearShares OCIO ETF invested in ClearShares Ultra-Short Maturity ETF (reflecting the difference between the management fees of ClearShares OCIO ETF and ClearShares Ultra-Short Maturity ETF of 0.55% and 0.20%). This arrangement may only be changed or eliminated by the Board upon 60 days’ written notice to the Adviser. The fee waiver effective during the current fiscal period is not subject to recoupment by the Adviser.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the ClearShares OCIO ETF.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

ClearShares OCIO ETF may lend up to 33 ⅓% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. ClearShares OCIO ETF receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. ClearShares OCIO ETF continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of ClearShares OCIO ETF. ClearShares OCIO ETF has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2020 (Continued)

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the current fiscal period, ClearShares OCIO ETF had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. ClearShares OCIO ETF could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although ClearShares OCIO ETF is indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan	Payable for Collateral Received*
$ 16,557,435	$ 16,873,325

*	The cash collateral received was invested in First American Government Obligations Fund, Class Z as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity.

The interest income earned by ClearShares OCIO ETF on the investment of cash collateral received from borrowers for the securities loaned to it (“Securities Lending Income, Net”) is reflected in the Statement of Operations. Net securities lending income earned on collateral investments and recognized by ClearShares OCIO ETF during the current fiscal period was $125,866.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2020 (Continued)

NOTE 5 – REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date. A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying collateral instruments. The Funds require the fair value of collateral underlying the repurchase agreement to be at least 102% of the repurchase price, including an amount representing accrued interest. The fair value of the underlying collateral instruments is calculated by marking-to-market daily by the Fund’s Tri-Party Custodian, The Bank of New York Mellon. If the fair value of the instruments is less than 102% of the repurchase price, the seller will transfer additional securities to The Bank of New York Mellon to cure the deficit. In the event of a seller default, the seller’s obligation to repurchase all securities at the repurchase price on the maturity date becomes immediately due and payable to the Fund, all income paid after the default will be retained by the Fund and applied to the aggregate unpaid repurchase price, and The Bank of New York Mellon will deliver the underlying collateral instruments to the Fund. The Fund could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels or income or lack of access to income during this period; and (c) expenses of enforcing its rights.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending and repurchase agreements, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

As of the end of the current fiscal period, the Funds had Repurchase Agreements with the following weighted average maturity by seller.

Fund Name	Seller	Weighted Average Days to Maturity
ClearShares OCIO ETF	N/A	N/A
ClearShares Ultra-Short Maturity ETF	Amherst Pierpoint Securities LLC	19.00
	Mirae Asset Securities (USA), Inc.	3.75

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2020 (Continued)

NOTE 6 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
ClearShares OCIO ETF	$52,161,198	$52,117,216
ClearShares Ultra-Short Maturity ETF	$—	$—

During the current fiscal period, there were no purchases or sales of U.S. Government securities in either Fund.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	Creations	Redemptions
ClearShares OCIO ETF	$2,758,672	$8,016,962
ClearShares Ultra-Short Maturity ETF	$—	$—

NOTE 7 – TRANSACTIONS WITH AFFILIATED SECURITIES

ClearShares OCIO ETF had the following transactions during the current fiscal period with affiliates:

	Share Activity
Security Name	Balance May 31, 2019	Purchases	Sales	Balance May 31, 2020
ClearShares Ultra-Short Maturity ETF	48,724	46,547	60,982	34,289

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2020 (Continued)

	Year Ended May 31, 2020
Security Name	Value	Dividend Income	Gain Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliate
ClearShares Ultra-Short Maturity ETF	$3,432,157	$85,378	$817	$(22,473)

NOTE 8 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of May 31, 2020 in the Funds, were as follows:

	ClearShares OCIO ETF	ClearShares Ultra-Short Maturity ETF
Tax cost of investments	$116,581,131	$115,117,273
Gross tax unrealized appreciation	$7,468,237	$—
Gross tax unrealized depreciation	(2,611,463)	—
Net tax unrealized appreciation (depreciation)	4,856,774	—
Undistributed ordinary income	250,557	25,761
Undistributed long-term capital gains	—	—
Other accumulated gain (loss)	(776,613)	—
Distributable Earnings (accumulated deficit)	$4,330,718	$25,761

The difference between book and tax-basis cost is attributable to wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended May 31, 2020, the Funds did not have any Post-October losses or late-year ordinary losses.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2020 (Continued)

At May 31, 2020, the Funds had the following capital loss carryforwards:

	Short Term	Long Term	Expires
ClearShares OCIO ETF	$776,613	$—	Indefinite
ClearShares Ultra-Short Maturity ETF	$—	$—	N/A

During the current fiscal period the ClearShares OCIO ETF utilized $243,214 of capital loss carryforward.

The tax character of distributions paid by the Funds during the year ended May 31, 2020 and the fiscal year/period ended May 31, 2019, was as follows:

	Year Ended May 31, 2020		Year/Period Ended May 31, 2019
	Ordinary Income	Capital Gains	Ordinary Income	Capital Gains
ClearShares OCIO ETF	$3,210,078	$—	$2,163,678	$15,176
ClearShares Ultra-Short Maturity ETF	$956,180	$—	$372,011	$—

NOTE 9 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a Fund creates presumption of control of the Fund, under section 2(a)(9) of the 1940 Act. At the end of the current fiscal period, there is one shareholder who owned, of record or beneficially, more than 25% of the ClearShares OCIO ETF shares.

NOTE 10 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2020 (Continued)

Creation Units. Therefore, they are unable to purchase or redeem shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front end-sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Funds is $250. The standard fixed transaction fee for the Funds is payable to the Custodian. The standard fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the Creation Order costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 11 – COVID-19 RISK

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

ClearShares ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of ClearShares ETFs and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of ClearShares OCIO ETF and ClearShares Ultra-Short Maturity ETF (the “Funds”), each a series of ETF Series Solutions, as of May 31, 2020, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2020, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
ClearShares OCIO ETF	For the year ended May 31, 2020	For the years ended May 31, 2020 and 2019	For the years ended May 31, 2020 and 2019 and for the period from June 26, 2017 (commencement of operations) through May 31, 2018
ClearShares Ultra-Short Maturity ETF	For the year ended May 31, 2020	For the year ended May 31, 2020 and for the period from July 10, 2018 (commencement of operations) through May 31, 2019

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

ClearShares ETFs

Report of Independent Registered Public Accounting Firm
(Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2020, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
July 29, 2020

ClearShares ETFs

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	46	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	46	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	46	Independent Trustee, PPM Funds (9 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	46	None

ClearShares ETFs

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2013–2014).
Michael D. Barolsky Born: 1981	Vice President and Secretary	Indefinite term; since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Vice President, U.S. Bancorp Fund Services, LLC (2012-2019); Associate, Thompson Hine LLP (law firm) (2008–2012).
James R. Butz Born: 1982	Chief Compliance Officer	Indefinite term; since 2015	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Vice President, U.S. Bancorp Fund Services, LLC (2014–2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2014).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Brett M. Wickmann Born: 1982	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2017); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2012–2017).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2016); Officer, U.S. Bancorp Fund Services, LLC (2012–2016).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Isabella K. Gentile Born: 1994	Assistant Secretary	Indefinite term; since 2020	Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019), Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018-2019) and Law Student (2016-2019).

ClearShares ETFs

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.clear-shares.com.

ClearShares ETFs

Expense Example
For the Six-Months Ended May 31, 2020 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

ClearShares ETFs

EXPENSE EXAMPLE
For the Six-Months Ended May 31, 2020 (Unaudited) (Continued)

ClearShares OCIO ETF
	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During the Period(a)	Annualized Expense Ratio
Actual	$ 1,000.00	$ 980.40	$2.67	0.54%
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,022.30	$2.73	0.54%

ClearShares Ultra-Short Maturity ETF
	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During the Period(a)	Annualized Expense Ratio
Actual	$ 1,000.00	$ 1,005.10	$1.00	0.20%
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,024.00	$1.01	0.20%

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 183/366 (to reflect the one-half year period).

ClearShares ETFs

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2019. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

ClearShares ETFs

Results of Shareholder Meeting
(Unaudited)

A Special Meeting of Shareholders of the Fund was held on September 12, 2019 at the offices of U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin, pursuant to notice given to all shareholders of record of the Fund at the close of business on July 17, 2019. At the Special Meeting, shareholders were asked to approve the following proposal[s], and the tabulation of the shareholder votes rendered the following results:

Proposal	Votes For	Votes Against	Abstained
To approve a new Investment Advisory Agreement between ETF Series Solutions, on behalf of the ClearShares OCIO ETF, and ClearShares LLC	4,144,271	0	0
To approve a new Investment Advisory Agreement between ETF Series Solutions, on behalf of the ClearShares Ultra-Short Maturity ETF, and ClearShares LLC	160,421	0	0

Federal Tax Information
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended May 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

ClearShares OCIO ETF	59.89%
ClearShares Ultra-Short Maturity ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2019 was as follows:

ClearShares OCIO ETF	17.18%
ClearShares Ultra-Short Maturity ETF	0.00%

ClearShares ETFs

Federal Tax Information
(Unaudited) (Continued)

SHORT TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

ClearShares OCIO ETF	0.00%
ClearShares Ultra-Short Maturity ETF	0.00%

FOREIGN TAX CREDIT PASS THROUGH

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the year ended May 31, 2020. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
ClearShares OCIO ETF	$66,057	0.03620637	25.35%
ClearShares Ultra-Short Maturity ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains for GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

ClearShares ETFs

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on their website at www.clear-shares.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.clear-shares.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) its daily net asset value (NAV) is available, without charge, on the Funds’ website at www.clear-shares.com.

(This Page Intentionally Left Blank.)

Adviser

ClearShares, LLC
420 Lexington Avenue, Suite 428
New York, NY 10170

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

ClearShares OCIO ETF

Symbol – OCIO
CUSIP – 26922A727

ClearShares Ultra-Short Maturity ETF

Symbol – OPER
CUSIP – 26922A453

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

ClearShares OCIO ETF

	FYE 5/31/2020	FYE 5/31/2019
Audit Fees	$14,000	$14,000
Audit-Related Fees	$0	$0
Tax Fees	$3,000	$3,000
All Other Fees	$0	$0

ClearShares Ultra-Short Maturity ETF

	FYE 5/31/2020	FYE 5/31/2019
Audit Fees	$16,500	$16,500
Audit-Related Fees	$0	$0
Tax Fees	$3,000	$3,000
All Other Fees	$0	$0

1

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

ClearShares OCIO ETF

	FYE 5/31/2020	FYE 5/31/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

ClearShares Ultra-Short Maturity ETF

	FYE 5/31/2020	FYE 5/31/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

ClearShares OCIO ETF

Non-Audit Related Fees	FYE 5/31/2020	FYE 5/31/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

ClearShares Ultra-Short Maturity ETF

Non-Audit Related Fees	FYE 5/31/2020	FYE 5/31/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David A. Massart, Leonard M. Rush, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

2

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal half of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

3

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	8/6/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	8/6/2020

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	8/6/2020

*	Print the name and title of each signing officer under his or her signature.

5